UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-8974

The Jhaveri Trust

(Exact name of registrant as specified in charter)

18820 High Parkway, Cleveland, Ohio 44116

(Address of principal executive offices)

(Zip code)

Ramesh C. Jhaveri, 18820 High Parkway, Cleveland, Ohio 44116

(Name and address of agent for service)

With copy to:

Donald S. Mendelsohn, Thompson Hine LLP.

312 Walnut St., 14th Floor, Cincinnati, Ohio 45202

Registrant's telephone number, including area code: (216) 356-1565

Date of fiscal year end: March 31

Date of reporting period: March 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

Jhaveri Value Fund

A No-Load Capital Appreciation Fund

March 31, 2004

May 14, 2004

Dear Fellow Shareholders:

After the spectacular gains of 2003, the markets made a minor correction during the first quarter of 2004.  Despite this correction, JVF ended its fiscal year (March 31, 2004) with gains of 35.20% for the year.  Our refined investment strategy has continued to perform well.  JVF was ranked 3rd among Large-Cap Core Funds 2 out of the last 4 quarters in the Wall Street Journal Mutual Fund Review.   JVF compared favorably with the other major indices for the last year:

Market

Return (3/31/04)

Dow Jones Industrial (with dividends)

▲ 29.60%

S&P 500 (with dividends)

    ▲ 34.77%

JHAVERI VALUE FUND

    ▲ 35.20%

Market Outlook

In recent weeks, the market has made a significant correction and appears to be in a consolidation phase.  The market is currently technically oversold and fundamentally fairly valued and should resume its upward trend.  Our outlook for 2004 is predicated on accommodative monetary policy, stimulative fiscal and tax policy, free global trade, and overall positive economic environment.  Here are the highlights:

-

Rising corporate profits and corporate investments

-

Improving employment

-

Continued low inflation and interest rates

-

Moderately strengthening dollar relative to major currencies

-

Increasing asset allocation toward equities by institutional investors

-

Continued cash flow into stock mutual funds

However, the following geopolitical concerns and risks may moderate the market advance and increase market volatility:

-

2004 Presidential election – the rhetoric and fear mongering could affect the market

-

Threat of terrorist attacks on scale of Madrid bombing

-

OPEC oil cartel pricing and production quota

-

Outsourcing and protectionist trade war

-

Iraqi War and Middle East crisis

We continue to be on guard for these geopolitical events and manage investments in the direction of short, medium, and long term trends.  The Jhaveri Value Fund is a diversified portfolio invested in high quality, large capitalization stocks.  We diligently take profit in fully priced or extended stocks and look for bargains in good quality undervalued securities.  We believe our combination of short and long cycle investment strategies will continue to perform well through the upcoming market conditions.  We thank you for your continued support.

Sincerely,

Ramesh C. Jhaveri - CEO

Saumil R. Jhaveri – President

*JVF Average Annual Returns – 3/31/04

1-year  =  35.20%

5-year  =  -0.59%

Since Inception (5/3/95) =  2.52%

Past performance is not predictive of future performance.  The value of shares will fluctuate and will be worth more or less than their original cost at the time of redemption.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Growth of $10,000 Investment in JVF*

End Date March 31, 2004

*Past performance is not predictive of future performance.  The value of shares will fluctuate and will be worth more or less than their original cost at the time of redemption.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Jhaveri Value Fund

				Schedule of Investments
				March 31, 2004
Shares/Principal Amt- % of Assets					Market Value

COMMON STOCKS

Air Transportation - 1.27%			Construction- Contractors- 0.51%
3,000	Continental Airlines Class "B" *	37,590	1,000	Jacobs Engineering Group, Inc. *	44,600
4,000	Delta Airlines, Inc. *	31,680
3,000	Southwest Airlines Co.	42,630	Construction, Mining & Materials - 0.22%
		111,900	500	Dover Corp.	19,385

Appliance & Tool - 0.95%			Crude Petroleum & Natural Gas - 0.29%
2,000	Sony Corp. +	83,620	500	Petro China Co. Ltd +	25,550

AeroSpace/Aircraft/Defense - 1.87%			Electric Services - 0.69%
1,000	Goodrich Corporation	28,070	2,000	Southern Co.	61,000
3,000	Lockheed Martin Corp.	136,920
		164,990	Electromedical & Electrotherapeutic Apparatus - 1.63%
			3,000	Medtronic Inc.	143,250
Automobile Manufacturing - 0.13%
500	Honda Motor Corp. +	11,570	Electronic Manufacturing Services - 0.74%
			1,500	Cintas Corp.	65,235
Beverages-Alcoholic/Soft Drink - 0.28%
500	Coca Cola Co.	25,150
			Electronic Equipment - 2.25%
Biological Products - 0.66%			6,500	General Electric Co.	198,380
1,000	Amgen Inc. *	58,150
			Electronic-Semiconductors - 5.21%
Biotechnology & Drugs - 2.17%			14,200	Intel Corp.	386,240
3,500	AmerisourceBergen Corp.	191,380	2,500	Texas Instruments, Inc.	73,050
					459,290
Broadcasting & Cable TV - 2.31%
3,000	Comcast Corp. *	83,550	Fabricated Plate Work - 0.10%
3,000	Cox Communications *	94,800	1,000	McDermott International *	8,390
1,000	The Walt Disney Co.	24,990
		203,340	Food and Kindred Products - 0.15%
			500	ConAgra Foods, Inc.	13,470
Calculating & Accounting Machines - 0.82%
1,500	Diebold Inc	72,180	Food Processing - 0.62%
			2,500	Sara Lee Corp.	54,650
Chemicals-Diversified - 2.88%
6,000	Du Pont (E.I.) deNemours & Co.	253,320	Games, Toys & Children's Vehicles - 1.98%
			9,000	LeapFrog Enterprises, Inc. *	174,150
Communication Services - 2.65%
3,000	American Telephone & Telegraph	58,710	Healthcare Facilities - 0.89%
4,000	Verizon Communications	146,160	7,000	Tenet Healthcare *	78,120
1,000	UT STARCOM, Inc. *	28,750
		233,620	Hotels & Motels - 0.48%
			1,000	Marriott International	42,550
Computer Hardware - 1.04%
1,000	International Business Machines, Inc.	91,840	Industrial Organic Chemicals - 0.34%
			2,000	Lyondell Chemical	29,680
Computer-Software - 6.17%
18,900	Microsoft Corp.	471,177	Internet - 0.19%
6,000	Oracle Corp. *	72,000	1,000	Time Warner, Inc. *	16,860
		543,177
			Retail- Catalog- 1.44%
Computer-Local Network - 1.61%			4,000	InterActive Corp. *	126,520
6,000	Cisco Systems Inc.*	141,420
			Retail-Specialty - 1.93%
Computer-Mini/Micro - 3.86%			2,000	Gap Inc.	43,840
5,500	Dell Computer Corp.*	184,910	1,000	Limited Brands, Inc.	20,000
5,500	Hewlett-Packard Co.	125,620	2,000	Tiffany & Co.	76,340
7,000	Sun Microsystems, Inc. *	29,190	500	Wal-Mart Stores Inc.	29,845
		339,720			170,025

Computer Integrated Systems Design - 0.16%			Retail-Food & Restaurant - 0.71%
1,000	UNISYS Corp. *	14,280	2,200	McDonald's Corp.	62,854

Computer Services - 1.10%			Security Brokers - 0.26%
5,000	Electronic Data Systems, Inc.	96,750	2,000	Charles Schwab & Co., Inc. *	23,220

Computer Storage Devices - 2.16%			Semiconductors - 1.81%
3,000	Maxtor Corp. *	24,450	4,000	Applied Materials, Inc. *	85,320
3,000	SanDisk Corp. *	85,080	1,000	RF Micro Devices	8,460
5,000	Seagate Technology	80,650	1,000	STMicroelectronics NV	23,600
		190,180	4,000	Taiwan Semiconductor	41,760
					159,140
Major Drugs - 0.97%
2,000	Novartis AG +	85,200	Services- Accounting & Research - 0.40%
			1,000	Paychex Inc.	35,600
Medical-Drugs - 16.11%
2,500	Abbott Laboratories	102,750	Software & Programming - 0.17%
500	Bristol Myers Squibb Co.	12,115	1,000	Cadence Design Systems, Inc. *	14,740
7,000	Glaxo SmithKline, PLC +	279,650
7,500	Johnson & Johnson, Inc.	380,400	Special Industry Machinery - 2.62%
7,000	Merck & Co., Inc.	309,330	2,000	Lam Research Corp. *	50,240
4,000	Pfizer, Inc.	140,200	5,000	Novellus Systems, Inc. *	158,350
12,000	Schering-Plough Corp.	194,640	1,000	Pall Corp.	22,690
		1,419,085			231,280

Medical Equipment & Supplies - 2.81%			Telecommunications Equipment - 0.52%
8,000	Baxter International, Inc.	247,120	5,000	JDS Uniphase Corp. *	20,350
			6,200	Lucent Technologies, Inc. *	25,482
National Commercial Banks - 1.02%					45,832
3,000	Union Planters Corp.	89,550
			Transportation - Ship - 0.52%
Natural Gas Utilities - 0.32%			1,000	SPX Corp.	45,480
4,000	El Paso Corp.	28,440
			Trucking - 0.38%
Oil & Gas-International Integrated - 0.27%			1,000	Yellow Roadway Corp.	33,700
500	Royal Dutch Petroleum Co. +	23,790
			Wholesale Drugs - 2.05%
Paints, Varnishes & Allied Products- 0.33%			6,000	McKesson Corp.	180,540
500	PPG Industries Inc.	29,150
			Total for Common Stock - 97.10%		8,553,188
Petroleum Refining- 0.68%
1,500	Shell Transport & Trading Plc	59,865	Cash - Equivalents - 2.10%
			185,202	First American Treasury Obligation FD CL S .32%	185,202
Prepackaged Software- 1.53%			Total Cash - Equivalents - 2.10%		185,202
2,000	Intuit, Inc. *	89,260
1,000	PeopleSoft Inc. *	18,490		Total Investments - 99.20%	$ 8,738,390
1,000	Veritas Software	26,910		(Cost $9,459,010)
		134,660
				Other Assets In Excess of Liabilities 0.80%	70,101
Personal Household Products- 4.60%
4,500	Newell Rubbermaid, Inc.	104,400		Net Assets - 100.00%	$ 8,808,491
8,000	Wyeth	300,400
		404,800

Pharmaceutical Preparations- 1.29%
5,000	Mylan Laboratories Inc.	113,650

Photography- 1.93%
6,500	Eastman Kodak Co.	170,105

Plastic Materials- 0.23%
500	Dow Chemical	20,140

Publishing 0.81%
1,500	The Thomson Corp.	46,290
500	Tribune Co.	25,220
		71,510

Railroads, Line-Haul Operating- 1.49%
1,000	CSX Corp.	30,290
500	Norfolk Southern Corp.	11,045
1,500	Union Pacific Corp.	89,730
		131,065

Recreational Activities- 0.40%
2,000	Blockbuster, Inc.	35,000

Recreational Products- 0.94%
4,500	Mattel, Inc.	82,980

Retail- Drug Stores- 0.19%
500	Medco Health	17,000

Jhaveri Value Fund

Statement of Assets and Liabilities
March 31, 2004

Assets:
Investment Securities at Market Value	$ 8,738,390
( Cost $9,459,010)
Cash	45
Receivables:
Dividends and Interest	12,735
Receivable for securities sold	251,490
Receivable for shares sold	200
Total Assets	9,002,860
Liabilities:
Accrued Management Fees	19,944
Payable for securities purchased	174,425
Total Liabilities	194,369
Net Assets	$ 8,808,491
Net Assets Consist of:
Paid-In Capital	12,178,178
Accumulated Realized Gain (Loss) on Investments - Net	(2,649,067)
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	(720,620)
Net Assets, for 921,335 Shares Outstanding	$ 8,808,491
Net Asset Value and Redemption Price
Per Share ($8,808,491/1,014,792 shares)	$ 8.68

Jhaveri Value Fund

Statement of Operations
For the year ended March 31, 2004
Investment Income:
Dividends	$100,880
Interest	6,812
Total Investment Income	107,692
Expenses
Management Fees (Note 3)	191,799
Total Expenses	191,799

Net Investment Income (Loss)	(84,107)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	831,485
Net Realized Gain (Loss) on Securities Sold Short	393,379
Unrealized Appreciation (Depreciation) on Investments	988,716
Net Realized and Unrealized Gain (Loss) on Investments	2,213,580

Net Increase (Decrease) in Net Assets from Operations	2,129,473

Jhaveri Value Fund

Statements of Changes in Net Assets
	4/1/2003	4/1/2002
	to	to
	3/31/2004	3/31/2003
From Operations:
Net Investment Income (Loss)	$ (84,107)	$ (67,236)
Net Realized Gain (Loss) on Investments	831,485	(2,187,464)
Net Realized Gain (Loss) on Securities Sold Short	393,379	0
Net Unrealized Appreciation (Depreciation)	988,716	399,957
Increase (Decrease) in Net Assets from Operations	2,129,473	(1,854,743)
From Distributions to Shareholders
Net Realized Gain from Security Transactions	0	0
Net Decrease from Distributions	0	0
From Capital Share Transactions:
Proceeds From Sale of Shares	903,472	182,878
Shares Issued on Reinvestment of Dividends	0	0
Cost of Shares Redeemed	(135,565)	(746,931)
Net Increase (Decrease) from Shareholder Activity	767,907	(564,053)

Net Increase (Decrease) in Net Assets	2,897,380	(2,418,796)

Net Assets at Beginning of Period	5,911,111	8,329,907

Net Assets at End of Period	$ 8,808,491	$ 5,911,111

Share Transactions:
Issued	109,818	27,297
Reinvested	0	0
Redeemed	(16,361)	(108,837)
Net increase (decrease) in shares	93,457	(81,540)
Shares outstanding beginning of period	921,335	1,002,875
Shares outstanding end of period	1,014,792	921,335

Jhaveri Value Fund

Financial Highlights
Selected data for a share outstanding throughout the period:
	4/1/2003	4/1/2002	4/1/2001	4/1/2000	4/1/1999
	to	to	to	to	to
	3/31/2004	3/31/2003	3/31/2002	3/31/2001	3/31/2000
Net Asset Value -
Beginning of Period	$ 6.42	$ 8.31	$ 10.02	$ 12.52	$ 11.36
Net Investment Income (Loss)	(0.09)	(0.07)	(0.14)	(0.07)	(0.13)
Net Gains or Losses on Securities
(realized and unrealized)	2.35	(1.82)	(0.97)	(1.34)	2.25
Total from Investment Operations	2.26	(1.89)	(1.11)	(1.41)	2.12

Dividends (from net investment income)	0.00	0.00	0.00	0.00	0.00
Distributions (from capital gains)	0.00	0.00	(0.60)	(1.09)	(0.96)
Total Distributions	0.00	0.00	(0.60)	(1.09)	(0.96)
Net Asset Value -
End of Period	$ 8.68	$ 6.42	$ 8.31	$ 10.02	$ 12.52
Total Return	35.20%	(22.74)%	(11.43)%	(11.88)%	19.08%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	8,808	5,911	8,330	11,633	13,231

Ratio of Expenses to Average Net Assets Before Reimbursement	2.50%	2.55%	2.51%	2.50%	2.50%
Ratio of Net Income (Loss) to Average Net Assets Before Reimbursement	(1.10)%	(1.11)%	(1.52)%	(0.79)%	(1.03)%
Ratio of Expenses to Average Net Assets After Reimbursement	2.50%	2.50%	2.50%	2.50%	2.50%
Ratio of Net Income (Loss) to Average Net Assets After Reimbursement	(1.10)%	(1.06)%	(1.51)%	(0.79)%	(1.03)%
Portfolio Turnover Rate	367.21%	283.93%	80.17%	126.66%	130.85%

JHAVERI VALUE FUND

 NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2004

Note 1. Organization

The Jhaveri Trust  (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.  The Trust was established under the laws of Ohio by an Agreement and Declaration of Trust dated January 18, 1995 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.  Shares of one series have been authorized, which shares constitute the interests in the Jhaveri Value Fund (the “Fund”). The Fund commenced operations May 1, 1995.  The Fund’s investment objective is to provide long term capital appreciation.  The Fund seeks to achieve its objective by investing primarily in a broad range of common stocks believed by its adviser to have above average prospects for appreciation, based on a proprietary investment model developed by the adviser. The investment adviser to the Fund is Investments Technology, Inc. (The “Adviser”).

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation-Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Federal Income Taxes-The Fund intends to qualify each year as a “Regulated Investment Company” under the Internal Revenue Code of 1986, as amended.  By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. Capital loss carryforwards total $2,570,228 of which $1,103,074 expire in 2010, and $1,467,154 expire in 2011. Capital loss carryforwards are available to offset future capital gains. To the extent that these carry forwards are used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders.

Dividends and Distributions-The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. To the extent these book/tax differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.  Distributions to shareholders are recorded on the ex-dividend date.

Estimates-The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Short Sales-The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Other-The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Note 3. Investment Advisory Agreement

The Trust has an investment advisory agreement with Investments Technology, Inc. Ramesh C. Jhaveri and Saumil R. Jhaveri may be deemed to be controlling persons and affiliates of the Fund due to their ownership of its shares and their positions as officers and directors of both the Fund and Adviser. Because of such affiliation, they may receive benefits from the management fees paid to the Adviser.

Under the terms of the management agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, expenses incurred in connection with the organization and initial registration of its shares and extraordinary expenses.  As compensation for its management services and agreement to pay the Fund’s expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 2.50% of the average daily net assets of the Fund.  In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified above, are paid by the Adviser.  For the year ended March 31, 2004, the Adviser earned a fee of $191,799 from the Fund.

Note 4. Change of Accountants

On March 12, 2004, McCurdy & Associates CPA’s, Inc. (“McCurdy & Associates”) resigned as independent auditors to the Fund.  McCurdy & Associates reports on the Fund’s financial statements for the fiscal years ended March 31, 1999 through March 31, 2003 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles.  During the fiscal years stated above, there were no disagreements with McCurdy & Associates on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of McCurdy & Associates, would have caused the Advisor to make reference to the subject matter of the disagreements in connection with its reports on the Fund’s financial statements for such years.

On March 17, 2004, the Fund, by action of its Board of Trustees approved the engagement of Cohen McCurdy, Ltd. as the independent auditors to audit the Fund’s financial statements for the fiscal year ending March 31, 2004.  During the fiscal years ended March 31, 1999 through March 31, 2003 neither the Fund nor anyone on its behalf consulted McCurdy and Associates CPA’s, Inc. on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

Note 5. Investments

For the year ended March 31, 2004, purchases and sales of investment securities, other than short-term investments, aggregated $22,811,378 and $21,609,521, respectively.  The gross unrealized appreciation for all securities totaled $109,773 and the gross unrealized depreciation for all securities totaled $1,109,673, or a net unrealized depreciation for federal income tax purposes of $999,900. The aggregate cost of securities for federal income tax purposes at March 31, 2004 was $9,738,290, net of wash sales of $279,280.

Note 6. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of March 31, 2004, Nalini R. Jhaveri, M.D. and Ramesh C. Jhaveri collectively owned over 48% of the Fund.

Note 7. Distributions to Shareholders

There were no distributions during the fiscal year ended March 31, 2004.

As of March 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/ (accumulated losses)	$ 0
Undistributed long-term capital gain/ (accumulated losses)	(2,369,787)
Unrealized appreciation/ (depreciation)	(999,900)
$ (3,369,687)

The difference between book basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  The Fund is not part of a “fund complex”.  The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With Trust	Principal Occupations (Past 5 Years)	Other Directorships Held by Trustee
Ramesh C. Jhaveri[1] 18820 High Parkway Cleveland, Ohio 44116 1937	Trustee since 1995; Chairman of the Board and Chief Executive Officer since 1996	President of the Adviser since 1983; licensed account executive, options principal and general securities principal, Financial America Securities, Inc., an NASD broker-dealer, since 1970	Director of Xensor Corp since 1990.
Saumil R. Jhaveri[1] 18820 High Parkway Cleveland, Ohio 44116 1969	Trustee and Secretary since 1995; President and Treasurer since 1996	Vice President of the Adviser, where he has been working full time since 1991	None

1 Ramesh C. Jhaveri is the father of Saumil R. Jhaveri.  They are “interested persons” of the Trust because they are officers of the Trust.  In addition, they may be deemed to be “interested persons” of the Trust because they are officers of the Fund’s adviser.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With Trust	Principal Occupations (Past 5 Years)	Other Directorships Held by Trustee
Mukul M. Mehta 27070 Detroit Road Suite 201 Westlake, Ohio 44145 1945	Trustee since 1995	President of Quality Sciences, Inc., a consulting and software development firm assisting chemical industry clientele including Fortune 500 companies, since 1992	None
James E. Mueller 2246 Johnstone Way Westlake, Ohio 44145 1943	Trustee since 1995	Advertising director for Ed Mullinax Ford, a car dealer, from 1987-2000. Independent Contractor in Broadcasting since 2000.	None
David R. Zavagno 5852 Glasglow Court Solon, Ohio 44139 1954	Trustee since 1995	President of Universal Medical Systems, Inc., a company specializing in diagnostic imaging equipment design, sales and installation, since 1985	None

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request by calling the Fund at 440-356-1565.

Board of Trustees

Ramesh C. Jhaveri

Saumil R. Jhaveri

Mukul M. Mehta

James F. Mueller

David R. Zavagno

Investment Adviser

Investments Technology, Inc.

18820 High Parkway

Cleveland, OH 44116

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd, Ste. C

Brecksville, Ohio 44141

Custodian

U.S. Bank

P.O. Box 640994

Cincinnati, Ohio 45264-0994

Counsel

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, OH  45202-4089

Independent Auditors

Cohen McCurdy Ltd.

27955 Clemens Rd

Westlake, Ohio 44145

This report is provided for the general information of the shareholders of the Jhaveri Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)

The registrant’s board of trustees determined, at a meeting held on May 27, 2004, that the registrant does not have an audit committee financial expert.  It was the consensus of the board that, although no one individual Audit Committee member meets the technical definition of an audit committee financial expert, the Committee has sufficient expertise collectively among its members to effectively discharge its duties and that the Committee will engage additional expertise if needed.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2003

$ 9,416

FY 2004

$ 14,255

(b)

Audit-Related Fees

Registrant

Adviser

FY 2003

$ 0

$0

FY 2004

$ 0

$0

(c)

Tax Fees

Registrant

Adviser

FY 2003

$ 0

$ 525

FY 2004

$ 0

$ 875

Nature of the fees:

Preparation of excise tax.

(d)

All Other Fees

Registrant

Adviser

FY 2003

$ 0

$ 0

FY 2004

$ 0

$ 0

(e)

(1)

Audit Committee’s Pre-Approval Policies

The  audit  committee has adopted pre-approval policies and procedures that  require  the  audit  committee to pre-approve all audit and non-audit  services of the registrant, including services  provided to any entity  affiliated  with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Adviser

Audit-Related Fees:

100%

100%

Tax Fees:

100%

100%

All Other Fees:

100%

100%

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY 2003

$ 0

$ 0

FY 2004

$ 0

$ 0

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.  The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of May 25, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Jhaveri Trust

By /s/Ramesh C. Jhaveri

*Ramesh C. Jhaveri

 Chief Executive Officer

Date June 10, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Ramesh C. Jhaveri

*Ramesh C. Jhaveri

 Chief Executive Officer

Date June 10, 2004

By /s/Saumil R. Jhaveri

*Saumil R. Jhaveri

 Chief Financial Officer

Date June 10, 2004

* Print the name and title of each signing officer under his or her signature.